UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 129.6%

Corporate — 17.7%
Chautauqua County Industrial Development Agency, RB, Nrg Dunkirk Power Project, 5.88%, 4/01/42	$130	$135,962
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	106,552
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	150	150,714
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (a)	800	844,128
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (a)	300	318,318
Liberty-IAC/InteractiveCorp, 5.00%, 9/01/35	250	230,335
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	550	574,750
5.50%, 10/01/37	200	216,758
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	790	801,850

		3,379,367

County/City/Special District/School District — 37.8%
Amherst Development Corp., RB, University of Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	249,168
4.63%, 10/01/40	275	276,732
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,200	1,202,220
(FGIC), 5.00%, 2/15/47	100	100,185
(NPFGC), 4.50%, 2/15/47	60	57,303

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium, (AGC), 5.81%, 3/01/35 (b)	$400	$107,048
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	100	111,825
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/39	650	596,719
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S- 3, 5.25%, 1/15/39	150	162,350
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	700	706,188
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	1,250	1,302,312
6.38%, 7/15/49	100	107,143
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	100	106,057
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	2,129,880

		7,215,130

Education — 18.0%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	95	37,996
7.00%, 5/01/35	60	23,998
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	100	103,470
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	100	101,654

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York City Industrial Development Agency, Refunding RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	$50	$49,502
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (e)	175	153,899
Mount Sinai School of Medicine, 5.13%, 7/01/39	275	279,504
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	250	306,137
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	194,981
University of Rochester, Series A, 5.13%, 7/01/39	200	212,572
Vassar College, 5.00%, 7/01/49	100	105,770
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	75	82,258
Teachers College, 5.50%, 3/01/39	200	214,600
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	500	527,840
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	100	101,669
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	375	382,226
Carnegie Hall, 5.00%, 12/01/39	150	155,776
Juilliard School, 5.00%, 1/01/39	250	269,255
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	125	133,008

		3,436,115

Health — 16.0%
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27
	100	87,975
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40 (f)	100	107,222
New York State Dormitory Authority, MRB, Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	250	252,475
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	75	82,153
New York University Hospital Center, Series B, 5.63%, 7/01/37	150	155,510
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	175	182,850
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	250	265,530

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	$1,000	$1,038,940
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	140	147,171
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	150	156,836
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	100	101,503
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	100,171
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	112,463
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	250	250,432

		3,041,231

Housing — 9.9%
New York City Housing Development Corp., RB:
Series A (Ginnie Mae), 5.25%, 5/01/30	1,000	1,029,620
Series B1, AMT, 5.15%, 11/01/37	250	255,680
Series J-2-A, AMT, 4.75%, 11/01/27	500	505,575
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%, 10/01/37	100	99,848

		1,890,723

State — 8.9%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	150	173,139
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	300	305,853
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,144,745
State of New York, GO, Series A, 5.00%, 2/15/39	75	79,919

		1,703,656

Transportation — 4.5%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	250	295,262
Series B, 4.50%, 11/15/37	150	148,607
Port Authority of New York & New Jersey, RB, Consolidated, 116th Series, 4.13%, 9/15/32	250	251,508
Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A (NPFGC), 5.00%, 1/01/32	155	160,082

		855,459

2	BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)

Utilities — 16.8%
Albany Municipal Water Finance Authority, RB, Series B (NPFGC), 5.00%, 12/01/33	$1,000	$1,000,220
Long Island Power Authority, Refunding RB, Series A, 6.25%, 4/01/33	100	116,651
New York City Municipal Water Finance Authority, RB, Series C, 5.13%, 6/15/33	1,000	1,029,310
New York City Municipal Water Finance Authority, Refunding RB, Series B (AGM), 5.00%, 6/15/36	1,000	1,045,900

		3,192,081

Total Municipal Bonds in New York		24,713,762

Guam — 1.8%

State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	100	112,041

Tobacco — 0.5%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	100	95,029

Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	150	151,968

Total Municipal Bonds in Guam		359,038

Puerto Rico — 12.5%

County/City/Special District/School District — 4.4%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.39%, 8/01/32 (b)	750	199,942
First Sub-Series A, 6.00%, 8/01/42	500	557,570
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (b)	550	88,347

		845,859

State — 5.0%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series C, 6.00%, 7/01/39	100	109,912
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	250	269,710
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.99%, 7/01/44 (b)	395	43,434
Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (g)	495	525,418

		948,474

Tobacco — 2.5%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	482,995

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Transportation — 0.6%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	$100	$103,650

Total Municipal Bonds in Puerto Rico		2,380,978

Total Municipal Bonds – 143.9%		27,453,778

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

New York — 6.2%

Utilities — 6.2%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	105	119,910
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	1,000	1,054,560

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 6.2%		1,174,470

Total Long-Term Investments (Cost – $27,447,805) – 150.1%		28,628,248

Short-Term Securities	Shares

BIF New York Municipal Money Fund 0.00%, 12/31/22 (i)(j)	203,229	203,229

Total Short-Term Securities (Cost – $203,229) – 1.1%		203,229

Total Investments (Cost – $27,651,034*) – 151.2%		28,831,477
Other Assets Less Liabilities – 2.8%		536,011
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (3.0)%		(570,574)
Preferred Shares, at Redemption Value – (51.0)%		(9,725,824)

Net Assets Applicable to Common Shares – 100.0%		$19,071,090

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,086,137

Gross unrealized appreciation	$1,358,067
Gross unrealized depreciation	(182,700)

Net unrealized appreciation	$1,175,367

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$107,222	$516

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF New York
Municipal
Money Fund	177,010	26,219	203,229	—

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$28,628,248	—	$28,628,248
Short-Term Securities	$203,229	—	—	203,229

Total	$203,229	$28,628,248	—	$28,831,477

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST, INC	OCTOBER 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 22, 2010